Lease Liabilities - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lease Liability [Roll Forward]
Beginning balance	$ 71,619	$ 90,288
Lease additions	1,736	2,463
Disposal of leases	(6,139)	(13,132)
Lease payments	(10,025)	(10,429)
Lease term reductions and other items	(17,534)	(1,955)
Changes due to foreign exchange rates	(103)	(213)
Interest expense on lease liabilities	3,433	4,597
Ending balance	42,987	71,619
Current portion	(6,150)	(6,188)
Long-term portion	$ 36,837	$ 65,431